Derivatives - Fair Value of Derivatives (Details) - Northfield Bancorp, Inc. [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other assets
Derivative [Line Items]
Fair value of derivative asset	$ 5,040	$ 5,149
Other liabilities
Derivative [Line Items]
Fair value of derivative liability	$ 5,045	$ 5,152